Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Related party transactions
Purchase of goods	¥ 340,365	¥ 213,350	¥ 155,093
Purchase of services	317,921	1,001	1,475
Purchase of logistic services			137,088
Provision of services	¥ 6,300	1,825	¥ 1,773
Amounts due from related parties		10,191		$ 2,542	¥ 17,475
Amounts due to related parties		¥ 65,022		$ 46,994	¥ 323,108